Schedule of purchase price and allocation - ECO FIRMA FARMS (Details) - USD ($)	Jan. 31, 2019	Jun. 13, 2018	Jan. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about business combination [line items]
Biological assets	$ 1,870,540		$ 0
Right-of-use assets	7,744,611		0	$ 0
Lease liability	(7,907,965)
Convertible promissory note	$ 1,845,830		$ 0
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
Cash		$ 65,572
Receivables		122,840
Inventory		723,170
Biological assets		184,617
Other assets		70,120
Property and equipment		1,736,628
Right-of-use assets		3,689,418
Lease liability		(3,689,418)
Cultivation license		120,000
Goodwill		5,160,741
Accounts payable and accrued liabilities		(334,004)
Total assets and liabilities acquired		7,849,684
Liabilities assumed		3,944,049
Convertible promissory note		2,000,000
Share payment note		1,905,635
Total consideration		$ 7,849,684